Consolidated Balance Sheets (CAD)	Feb. 29, 2012	Feb. 28, 2011
Current
Cash and cash equivalents	7	2,210
Goods and services tax receivable	3,738	5,300
Marketable securities (Note 3)	28,104	102,255
Prepaid expenses and deposits	3,615	3,738
Total Current Assets	35,464	113,503
Property and equipment (Note 4)	4,098	5,326
Total Assets	39,562	118,829
Current
Bank overdraft	1,344
Accounts payable (Note 6)	143,325	134,758
Accrued liabilities	19,000	19,500
Due to related parties (Note 7)	396,112	306,376
Derivative liabilities (Note 13)	29,637	138,465
Total Liabilities	589,418	599,099
Stockholders’ deficit
Capital stock (Note 9) Authorized 200,000,000 common shares without par value ,Issued and outstanding 29 February 2012 –99,593,825 common shares 28 February 2011–97,893,825 common shares	13,629,952	13,573,641
Donated capital	534,510	478,566
Deficit, accumulated from prior operations	(7,524,145)	(7,524,145)
Deficit, accumulated during the exploration stage	(7,190,173)	(7,008,332)
Total Stockholders' deficit	(549,856)	(480,270)
Total Liabilities and Stockholders' Deficit	39,562	118,829